13F-HR
				9/30/01

					0000791214
    				g$caw8qs

					NONE
		1

    					E. Dorney
     				203-761-9600

					erin@grandprixfund.com

      				13F-HR
      			Form 13F Holdings Report

			      UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 		 September 30, 2001

Check here if Amendment  [    ];  Amendment Number:
This Amendment (Check only one):  [        ] is a restaurant
				  	[        ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Target Investors, Inc.
Address:		15 River Road; Suite 220
			Wilton, CT  06897

13F File Number:  	 28-1727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report is the Reporting Manager:

Name:		Robert Zuccaro
Title:		President
Phone:		203-761-9600


   Robert Zuccaro        Wilton, Connecticut            October 11, 2001


Report Type  (check only one):

[  x  ]   13F Holdings Report

[      ]	13F Notice

[      ]	13F Combination Report

List of Other Managers Reporting for this Manager:

None

I am signing this report as required by the Securities Exchange Act of 1934.


					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	118

Form 13F Information Table Value Total:	$186,223,871

List of Other Included Managers:		None


Name Of Issuer                   Class    Cussip       Value (x 1000)    Shares

ACLN                             Common   m01764105                 1,570     40,000
Abercrombie & Fitch              Common   002896207                   524     29,800
Actrade Financial                Common   00507p102                   145      7,900
AdvancePCS                       Common   00790K109                 6,898     96,100
Advent Software                  Common   007974108                 1,130     30,000
American Eagle                   Common   02553E106                   593     29,800
Americredit                      Common   03060R101                 3,753    118,700
Ameripath                        Common   03071D109                   197      7,500
Anchor Gaming                    Common   033037102                   261      6,300
Apollo Group                     Common   037604105                 5,149    122,500
Aremissoft                       Common   040026106                     6     13,500
Autozone                         Common   053332102                   519     10,000
BEI Technologies                 Common   05538p104                   835     52,000
Barr Labs                        Common   068306109                   395      5,000
Beazer Homes                     Common   07556q105                 4,355     89,600
Bed Bath & Beyond                Common   075896100                 1,647     64,700
Biovail                          Common   09067J109                   696     15,000
C I S C O                        Common   17275R102                   296     24,279
CACI International               Common   127190304                 1,640     30,000
CSG Systems                      Common   126349109                   365      8,900
Catapult                         Common   149016107                   208     15,100
Cato                             Common   149205106                   113      6,300
Cephalon                         Common   156708109                   673     13,484
Cerner                           Common   156782104                 4,208     85,000
Christopher & Banks              Common   171046105                   187      6,200
Cintas                           Common   172908105                   620     15,389
Citigroup                        Common   172967101                   646     15,947
Coldwater Creek                  Common   193068103                    70      3,800
Columbia Sportswear              Common   198516106                   596     26,850
Concord EFS                      Common   206197105                 2,377     48,553
D&K Healthcare Resources         Common   232861104                 1,643     34,300
Dell Computer                    Common   247025109                   328     17,705
Diagnostic Products              Common   252450101                 1,267     30,000
Dianon Systems                   Common   252826102                 1,506     30,000
Direct Focus                     Common   254931108                 2,013    101,150
Doctor Reddy's Lab               Common   256135203                 2,614    117,500
Doral Financial                  Common   25811p100                 5,626    145,000
EBAY                             Common   278642103                 3,088     67,500
Eaton Vance                      Common   278265103                   828     26,409
Electronic Arts                  Common   285512109                   425      9,313
Emcor                            Common   29084q100                 2,042     64,000
Engineered Support               Common   292866100                 5,040    107,000
Expedia                          Common   302125109                 3,639    149,800
Exxon Mobil                      Common   30231G102                   783     19,884
FTI Consulting                   Common   302941109                 1,000     34,000
Fair Isaac                       Common   303250104                 4,345     92,000
Forest Laboratories              Common   345838106                 5,447     75,500
General Electric                 Common   369604103                   642     17,265
Genesco                          Common   371532102                 1,076     66,200
Genzyme                          Common   372917104                 1,850     40,731
Green Mountain Coffee            Common   393122106                   461     20,000
Greenpoint Financial             Common   395384100                 2,439     69,500
Group 1 Automotive               Common   398905109                 3,067    115,500
Guest Supply                     Common   401630108                   132      5,200
Henry Schein                     Common   806407102                 3,115     80,700
Hot Topic                        Common   441339108                   158      6,300
Hovnanian                        Common   442487203                 2,251    195,200
IDEC Pharmaceuticals             Common   449370105                 2,920     58,900
Illuminet                        Common   452334105                 1,533     40,000
Intel                            Common   458140100                   546     26,693
Intl Game Technology             Common   459902102                   735     17,300
Jones Apparel                    Common   480074103                   456     17,900
King Pharmaceuticals             Common   495582108                 4,048     96,500
L3 Communications                Common   502424104                   612      7,000
LNR Property                     Common   501940100                   300     10,000
Labranche                        Common   505447102                   167      7,500
Landstar                         Common   515098101                   403      6,300
Lennar                           Common   526057104                 3,943    109,400
Mercury Computer                 Common   589378108                 1,652     44,000
Meritage                         Common   59001a102                 1,765     47,700
Metro One                        Common   59163f105                 4,730    203,900
Microsoft                        Common   594918104                   863     16,871
Moody's                          Common   615369105                 5,372    145,200
Movie Gallery                    Common   624581104                 1,244     60,000
Mylan Laboratories               Common   628530107                 3,507    107,500
NCO                              Common   628858102                    86      6,300
Nvidia                           Common   67066G104                   198      7,200
O'Reilly Automotive              Common   686091109                 2,378     83,000
Oracle                           Common   68389X105                   334     26,540
PEC Solutions                    Common   705107100                 2,352    138,000
PPL                              Common   69351t106                   681     20,900
Peoplesoft                       Common   712713106                   630     34,900
Pfizer                           Common   717081103                   738     18,399
Pharm Prod Dev                   Common   717124101                 2,706     92,400
Pixelworks                       Common   72581M107                   146     11,600
Polo Ralph Lauren                Common   731572103                   296     15,800
Precision Castparts              Common   740189105                   144      6,500
Public Service                   Common   744499104                   366     14,500
Quest Diagnostics                Common   74834L100                   518      8,400
RSA Security                     Common   749719100                   324     24,058
Right Management Consultants     Common   766573109                 1,553     50,000
Rudolph Tech                     Common   781270103                   141      5,700
Ryland Group                     Common   783764103                 2,427     50,900
SBS Technolgies                  Common   78387p103                   105      9,400
Schuler Homes                    Common   808188106                   594     48,900
Serologicals                     Common   817523103                   284     15,700
Shuffle Master                   Common   825549108                 2,967    235,300
Skechers                         Common   830566105                   230     19,700
Specialty Labs                   Common   84749r100                 2,505     91,100
St. Jude Medical                 Common   790849103                   342      5,000
Standard Pacific                 Common   85375c101                   306     15,700
Sun Microsystems                 Common   866810104                   242     29,255
Surmodics                        Common   868873100                 2,029     50,800
Symmetricom                      Common   871543104                   103     18,900
TRC                              Common   872625108                 2,096     58,000
Taro Pharmaceutical              Common   M8737E108                 9,500    270,200
Tenet Healthcare                 Common   88033G100                   418      7,000
Timberland                       Common   887100105                   320     11,823
Total System Service             Common   891906109                   884     35,700
Travelocity                      Common   893953109                 1,250     94,000
US Physical Therapy              Common   90337l108                 6,153    379,100
Ultratech Stepper                Common   904034105                   225     18,800
Vitesse Semi Conductor           Common   928497106                    89     11,498
Washington Mutual                Common   939322103                 3,482     90,500
Webb (Del E.)                    Common   947423109                   304      8,200
Wet Seal                         Common   961840105                   419     17,600
Woodward Governor                Common   980745103                 2,733     56,400
XTO Energy                       Common   98385X106                   335     24,022